Other non-current liabilities	12 Months Ended
Dec. 31, 2020
Miscellaneous non-current liabilities [abstract]
Disclosure of other non-current liabilities [text block]
16	Other non-current liabilities

The other non-current liabilities consist of the following:

	As of December 31,
in 000€	2020	2019	2018
Provisions	318	122	82
Other	80	574	786
Total	398	696	868

The increase of the provision relates to a provision of royalties payable to APHP (Assistance Publique – Hôpitaux de Paris), one of the Group’s business partners in the Medical segment, for K€220.

The other item doesn’t include anymore per December 31, 2020 a long term liability related to the cash settled shared based payment plan as referred to in Note 14 (2019: K€574; 2018: K€786). The amount of K€1,223 is booked on short term.

The impact of the accounting treatment of the Belgian contribution plans with a minimal guarantee are not material as only a limited number of people can benefit. No provisions have been recognized as of December 31, 2020, 2019 and 2018. As such, no further disclosures have been provided.